Income Taxes	9 Months Ended
Jul. 31, 2025
Income Taxes [Abstract]
Income Taxes
NOTE 15: INCOME TAXES
International Tax Reform – Pillar Two Global Minimum Tax
On December 20, 2021, the OECD published

Pillar Two model rules as part of its efforts toward international tax reform. The Pillar Two model rules provide for the
implementation of a 15% global minimum

tax for large multinational enterprises,

which is to be applied on a jurisdiction-by-jurisdiction

basis. Pillar Two legislation
was enacted in Canada on June 20, 2024

under Bill C-69, which includes the
Global Minimum Tax Act

addressing the Pillar Two model rules. Similar legislation
has passed in other jurisdictions in which

the Bank operates and will result in additional

taxes being paid in these countries. The rules

were effective and
implemented by the Bank on November 1, 2024.

The IASB previously issued amendments

to IAS 12
Income Taxes

for a temporary mandatory exception

from the
recognition and disclosure of deferred

taxes related to the implementation of Pillar

Two model rules, which the Bank has applied. For the three

and nine months
ended July 31, 2025, the Bank’s effective tax rate increased by approximately
0.4 % and 0.3%, respectively, due to Pillar Two taxes (for the three and six months ended April 30, 2025 – 0.2 % and 0.3%, respectively).
Other Tax Matters
The Canada Revenue Agency (CRA), Revenu

Québec Agency (RQA) and Alberta

Tax and Revenue Administration (ATRA) are denying certain dividend and interest deductions claimed by the Bank.

During the quarter, the CRA and the ATRA reassessed the Bank for a total of $
8

million of additional income tax and
interest in respect of the 2019 and 2020

taxation years. As at July 31, 2025, the CRA

has reassessed the Bank for $
1,676

million for the years 2011 to 2020, the
RQA has reassessed the Bank for $ 52

million for the years 2011 to 2018, and the ATRA has reassessed the Bank for $
71

million for the years 2011 to 2019. In
total, the Bank has been reassessed for

$
1,799

million of income tax and interest. The

Bank expects to continue to be reassessed for

open years. The Bank is of
the view that its tax filing positions were

appropriate and filed a Notice of Appeal

with the Tax Court of Canada on March 21, 2023.